BUSINESS COMBINATION (UNAUDITED)	12 Months Ended
Dec. 31, 2025
BUSINESS COMBINATION (UNAUDITED)
BUSINESS COMBINATION (UNAUDITED)

NOTE 17 – BUSINESS COMBINATION (UNAUDITED)

On April 1, 2026, the Company completed its previously announced strategic merger of equals with NBC Bancorp, Inc., the holding company for The National Bank of Coxsackie (collectively “NBC”). Pursuant to this transaction, NBC merged with and into the Company. At the effective time of the transaction, in a stock-for-stock exchange, NBC shareholders received 0.8065 shares of the Company’s stock for each share of NBC stock.

Prior to completing the merger, on March 25, 2026, the Company issued $26 million in subordinated notes. The subordinated notes issued mature on April 1, 2036 and bear interest at a fixed annual rate of 7.375%, payable quarterly in arrears, up to but excluding April 1, 2031. From and including April 1, 2031 to but excluding the maturity date or early redemption date, the interest rate will reset quarterly to an interest rate per annum initially equal to the then-current three-month Secured Overnight Financing Rate plus 378 basis points, payable quarterly in arrears. The Company is entitled to redeem the Subordinated Notes, in whole or in part, any time on or after April 1, 2031.